Income tax expenses - Schedule of composition of income before income tax and share of result of equity method investees (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Domestic	¥ 136,551
Foreign	7,164
Income before income tax and share of results of equity method investees	¥ 129,387	$ 18,757	¥ 155,455	¥ 101,596